Federated Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.5%
		Communication Services—7.9%
587,961		AT&T, Inc.	$ 20,731,505
287,520		Comcast Corp., Class A	12,725,635
289,937	[1]	Lions Gate Entertainment Corp.	2,418,075
182,607		News Corp., Inc., Class A	2,510,846
86,742		Sinclair Broadcast Group, Inc.	3,866,091
248,981		Verizon Communications, Inc.	14,480,735
76,382		Walt Disney Co.	10,484,193
		TOTAL	67,217,080
		Consumer Discretionary—6.6%
21,953		Columbia Sportswear Co.	2,058,972
129,434		D. R. Horton, Inc.	6,403,100
110,648		Designer Brands, Inc., Class A	1,824,586
168,704		eBay, Inc.	6,797,084
39,507		Foot Locker, Inc.	1,429,758
13,339		Genuine Parts Co.	1,204,378
30,562		Home Depot, Inc.	6,965,385
55,274		McDonald's Corp.	12,048,074
43,478		Pulte Group, Inc.	1,469,556
24,646		Royal Caribbean Cruises, Ltd.	2,570,085
51,906		TJX Cos., Inc.	2,853,273
65,041		Tapestry, Inc.	1,343,097
31,110		Toyota Motor Credit Corp., ADR	4,063,899
30,590		Tractor Supply Co.	3,116,509
19,878		Yum! Brands, Inc.	2,321,353
		TOTAL	56,469,109
		Consumer Staples—7.7%
29,168		Kimberly-Clark Corp.	4,115,896
238,631		Kroger Co.	5,650,782
77,991		Mondelez International, Inc.	4,306,663
156,188		Philip Morris International, Inc.	11,259,593
113,956		Procter & Gamble Co.	13,700,930
57,792		The Coca-Cola Co.	3,180,872
127,591		Walgreens Boots Alliance, Inc.	6,531,383
142,029		WalMart, Inc.	16,228,234
		TOTAL	64,974,353
		Energy—7.8%
62,900		Chevron Corp.	7,404,588
178,737		ConocoPhillips	9,326,497
90,834		Devon Energy Corp.	1,997,440
114,804		EQT Corp.	1,167,557
187,686		Equinor ASA, ADR	3,192,539
158,089		Exxon Mobil Corp.	10,825,935
154,210		Hess Corp.	9,707,519
40,802		HollyFrontier Corp.	1,809,977
288,160		Marathon Oil Corp.	3,411,814
50,387		Marathon Petroleum Corp.	2,479,544

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Energy—continued
76,168	PBF Energy, Inc.	$ 1,805,181
37,430	Phillips 66	3,691,721
255,231	Repsol SA, ADR	3,695,745
80,588	Valero Energy Corp.	6,066,665
	TOTAL	66,582,722
	Financials—19.8%
109,807	Aflac, Inc.	5,510,115
83,727	Allstate Corp.	8,572,808
17,552	American Express Co.	2,112,734
89,935	Artisan Partners Asset Management, Inc.	2,395,868
974,624	Bank of America Corp.	26,811,906
73,477	Capital One Financial Corp.	6,364,578
191,110	Citigroup, Inc.	12,297,928
61,088	Citizens Financial Group, Inc.	2,061,109
71,793	Discover Financial Services	5,741,286
29,406	Goldman Sachs Group, Inc.	5,996,177
381,254	Huntington Bancshares, Inc.	5,051,615
277,965	JPMorgan Chase & Co.	30,537,235
89,221	Kemper Corp.	6,243,686
80,072	LPL Investment Holdings, Inc.	6,001,396
47,262	MetLife, Inc.	2,093,707
189,138	Morgan Stanley	7,847,336
194,109	Navient Corp.	2,472,949
16,119	PNC Financial Services Group	2,078,223
53,532	Popular, Inc.	2,814,177
23,208	Prudential Financial, Inc.	1,858,729
28,197	Raymond James Financial, Inc.	2,213,746
141,057	The Hartford Financial Services Group, Inc.	8,220,802
15,260	The Travelers Cos., Inc.	2,242,610
119,071	Virtu Financial, Inc.	2,238,535
183,382	Wells Fargo & Co.	8,540,100
	TOTAL	168,319,355
	Health Care—12.8%
54,225	AbbVie, Inc.	3,564,752
55,406	Allergan PLC	8,849,446
57,087	AmerisourceBergen Corp.	4,696,547
14,552	Amgen, Inc.	3,035,838
32,935	Anthem, Inc.	8,613,161
146,091	Bristol-Myers Squibb Co.	7,022,594
108,636	Cardinal Health, Inc.	4,685,471
74,647	Encompass Health Corp.	4,537,791
91,659	Gilead Sciences, Inc.	5,824,013
33,448	HCA Healthcare, Inc.	4,020,450
184,959	Johnson & Johnson	23,741,337
50,195	McKesson Corp.	6,940,463
43,707	Medtronic PLC	4,715,548
78,918	Merck & Co., Inc.	6,824,039
100,914	Patterson Cos., Inc.	1,687,282
47,584	Perrigo Co. PLC	2,225,980

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Health Care—continued
213,674	Pfizer, Inc.	$ 7,596,111
	TOTAL	108,580,823
	Industrials—5.1%
315,017	ADT, Inc.	1,499,481
35,633	Caterpillar, Inc.	4,240,327
17,832	Cummins, Inc.	2,661,783
34,916	Deere & Co.	5,408,837
122,374	Delta Air Lines, Inc.	7,080,560
11,888	Dover Corp.	1,114,381
21,430	Forward Air Corp.	1,335,089
24,396	Honeywell International, Inc.	4,016,069
14,055	OshKosh Truck Corp.	987,645
49,966	Raytheon Co.	9,259,699
39,822	Simpson Manufacturing Co., Inc.	2,556,572
60,783	Southwest Airlines Co.	3,180,167
	TOTAL	43,340,610
	Information Technology—9.9%
20,934	Analog Devices, Inc.	2,299,181
23,537	Apple, Inc.	4,913,113
67,516	Applied Materials, Inc.	3,242,118
15,523	Broadcom, Inc.	4,387,421
164,874	Cisco Systems, Inc.	7,717,752
156,412	DXC Technology Co.	5,196,007
35,984	Fidelity National Information Services, Inc.	4,901,741
154,723	Hewlett Packard Enterprise Co.	2,138,272
20,719	IBM Corp.	2,808,046
399,282	Intel Corp.	18,929,960
24,509	KLA Corp.	3,624,881
29,494	Microsoft Corp.	4,066,043
48,573	NXP Semiconductors NV	4,961,246
118,397	Oracle Corp.	6,163,748
54,194	Qualcomm, Inc.	4,214,667
38,076	Texas Instruments, Inc.	4,711,905
	TOTAL	84,276,101
	Materials—3.9%
40,047	Albemarle Corp.	2,472,101
165,702	CF Industries Holdings, Inc.	7,985,179
40,371	Compass Minerals International, Inc.	2,007,650
48,099	Corteva, Inc.	1,410,263
48,099	Dow, Inc.	2,050,460
48,099	DuPont de Nemours, Inc.	3,267,365
284,583	Freeport-McMoRan, Inc.	2,615,318
77,235	International Paper Co.	3,019,889
61,744	Newmont Goldcorp Corp.	2,462,968
52,677	Nucor Corp.	2,580,119
136,086	Owens-Illinois, Inc.	1,383,995
33,476	Westlake Chemical Corp.	1,961,359
	TOTAL	33,216,666
	Real Estate—5.4%
47,890	Cyrusone, Inc.	3,517,999

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Real Estate—continued
17,816	Digital Realty Trust, Inc.	$ 2,202,592
70,971	Duke Realty Corp.	2,361,205
15,821	Equinix, Inc.	8,800,906
194,268	Invitation Homes, Inc.	5,587,148
47,108	National Retail Properties, Inc.	2,645,114
84,724	ProLogis, Inc.	7,084,621
42,402	Regency Centers Corp.	2,735,353
19,668	Simon Property Group, Inc.	2,929,352
55,468	Sun Communities, Inc.	8,198,171
	TOTAL	46,062,461
	Utilities—8.6%
66,306	American Electric Power Co., Inc.	6,043,792
32,815	American Water Works Co., Inc.	4,178,006
50,438	Consolidated Edison Co.	4,483,938
73,464	Dominion Energy, Inc.	5,703,010
79,412	Duke Energy Corp.	7,364,669
42,129	Edison International	3,044,663
108,406	Exelon Corp.	5,123,268
34,996	NRG Energy, Inc.	1,273,854
45,515	NextEra Energy, Inc.	9,971,426
92,621	PPL Corp.	2,736,950
65,291	Public Service Enterprises Group, Inc.	3,948,147
33,971	Sempra Energy	4,811,313
106,939	Southern Co.	6,230,266
47,189	UGI Corp.	2,296,689
86,981	Xcel Energy, Inc.	5,585,920
	TOTAL	72,795,911
	TOTAL COMMON STOCKS (IDENTIFIED COST $728,486,644)	811,835,191
	INVESTMENT COMPANIES—4.4%
28,682,107	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.20%[2]	28,690,711
1,356,406	High Yield Bond Portfolio	8,504,667
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $36,787,091)	37,195,378
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $765,273,735)	849,030,569
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	913,157
	TOTAL NET ASSETS—100%	$ 849,943,726
At August 31, 2019, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
[1]Digital Realty Trust, Inc. (CALL-Option) (Premiums Received $16,537)	178	$2,200,614	October 2019	$130.00	$(16,020)
At August 31, 2019, the Fund had no outstanding purchase call options contracts.
The average market values of purchased call options and written call options held by the Fund throughout the period was $191,500 and $(2,215), respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2019, the Fund had no outstanding futures contracts.
The average notional value of long futures contracts held by the Fund throughout the period was $15,461,703. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The value of Written Options Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2019, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2018	16,936,723	6,487,087	23,423,810
Purchases/Additions	198,798,521	245,768	199,044,289
Sales/Reductions	(187,053,137)	(5,376,449)	(192,429,586)
Balance of Shares Held 8/31/2019	28,682,107	1,356,406	30,038,513
Value	$ 28,690,711	$ 8,504,667	$ 37,195,378
Change in Unrealized Appreciation/Depreciation	$ —	$ 1,073,140	$ 1,073,140
Net Realized Gain/(Loss)	$ 3,287	$ 466,783	$ 470,070
Dividend Income	$ 243,494	$ 1,517,869	$ 1,761,363
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$772,328,451	$—	$—	$772,328,451
International	39,506,740	—	—	39,506,740
Investment Companies	37,195,378	—	—	37,195,378
TOTAL SECURITIES	$849,030,569	$—	$—	$849,030,569
Other Financial Instruments[1]
Assets	$ —	$—	$—	$ —
Liabilities	(16,020)	—	—	(16,020)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (16,020)	$—	$—	$ (16,020)
1	Other financial instruments are written option contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt